Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares MYR (RM) shares	Ordinary Shares USD ($) shares	Additional paid-in capital MYR (RM)	Additional paid-in capital USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Total MYR (RM)	Total USD ($)	Non- controlling interest MYR (RM)	Non- controlling interest USD ($)	MYR (RM) shares	USD ($) shares
Balance at Jun. 30, 2025	RM 6,263		RM 243,737		RM 36,185,991		RM 36,435,991		RM 7		RM 36,435,998
Balance (in Shares) at Jun. 30, 2025 | shares	500,000	500,000
Net income (loss)					1,879,286		1,879,286				1,879,286
Share of loss by non-controlling interest									(4)		(4)
Balance at Dec. 31, 2024	RM 6,263		243,737		34,306,705		34,556,705		11		34,556,716
Balance (in Shares) at Dec. 31, 2024 | shares	500,000	500,000
Balance at Dec. 31, 2025	RM 7,213		13,125,132		35,186,147		48,318,492		10		RM 48,318,502
Balance (in Shares) at Dec. 31, 2025 | shares	541,667	541,667									541,667	541,667
Issuance of ordinary shares pursuant to the offering (in Shares) | shares	16,250,000	16,250,000
Balance at Dec. 31, 2024	RM 6,263		243,737		34,306,705		34,556,705		11		RM 34,556,716
Balance (in Shares) at Dec. 31, 2024 | shares	500,000	500,000
Balance at Jun. 30, 2026	RM 15,401	$ 3,773	43,123,664	$ 10,564,347	29,352,078	$ 7,190,612	72,491,143	$ 17,758,732	10	$ 2	RM 72,491,153	$ 17,758,734
Balance (in Shares) at Jun. 30, 2026 | shares	1,233,334	1,233,334									1,233,334	1,233,334
Net income (loss)					(5,834,069)		(5,834,069)				RM (5,834,069)	$ (1,429,218)
Issuance of ordinary shares pursuant to the offering	RM 8,188		29,998,532				30,006,720				30,006,720
Issuance of ordinary shares pursuant to the offering (in Shares) | shares	691,667	691,667
Share of loss by non-controlling interest
Balance at Dec. 31, 2025	RM 7,213		RM 13,125,132		RM 35,186,147		RM 48,318,492		RM 10		RM 48,318,502
Balance (in Shares) at Dec. 31, 2025 | shares	541,667	541,667									541,667	541,667